Derivative financial instruments	12 Months Ended
Dec. 31, 2019
13. Derivative financial instruments
Derivative financial instruments

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 39.

	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2019
Total derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)
Total derivative assets/(liabilities) held for risk management	109,762	182	(602)
Derivative assets/(liabilities)	41,887,957	229,641	(228,940)

As at 31 December 2018
Total derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)
Total derivative assets/(liabilities) held for risk management	116,441	161	(65)
Derivative assets/(liabilities)	44,037,099	222,683	(219,592)

The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
Derivatives held for trading
As at 31 December 2019
Foreign exchange derivatives
OTC derivatives	4,910,084	56,535	(56,793)
Derivatives cleared by central counterparty	74,136	84	(145)
Exchange traded derivatives	18,520	12	(31)
Foreign exchange derivatives	5,002,740	56,631	(56,969)
Interest rate derivatives
OTC derivatives	12,631,723	140,553	(133,408)
Derivatives cleared by central counterparty	17,088,755	862	(859)
Exchange traded derivatives	5,041,948	1,251	(1,265)
Interest rate derivatives	34,762,426	142,666	(135,532)
Credit derivatives
OTC derivatives	399,386	5,253	(5,399)
Derivatives cleared by central counterparty	426,130	2,962	(2,687)
Credit derivatives	825,516	8,215	(8,086)
Equity and stock index derivatives
OTC derivatives	232,050	10,628	(15,785)
Exchange traded derivatives	841,994	10,178	(10,849)
Equity and stock index derivatives	1,074,044	20,806	(26,634)
Commodity derivatives
OTC derivatives	7,327	303	(256)
Exchange traded derivatives	106,142	838	(861)
Commodity derivatives	113,469	1,141	(1,117)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)

Total OTC derivatives held for trading	18,180,570	213,272	(211,641)
Total derivatives cleared by central counterparty held for trading	17,589,021	3,908	(3,691)
Total exchange traded derivatives held for trading	6,008,604	12,279	(13,006)
Derivatives with subsidiaries held for trading
Derivative assets/(liabilities) held for trading	41,778,195	229,459	(228,338)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Interest rate swaps	2,085	28	(1)
Interest rate derivatives cleared by central counterparty	43,594	-	-
Derivatives designated as cash flow hedges	45,679	28	(1)
Derivatives designated as fair value hedges
Interest rate swaps	7,619	124	(601)
Forward foreign exchange	-	-	-
Interest rate derivatives cleared by central counterparty	55,319	-	-
Derivatives designated as fair value hedges	62,938	124	(601)
Derivatives designated as hedges of net investments
Forward foreign exchange	1,145	30	-
Foreign exchange derivatives cleared by central counterparty	-	-	-
Derivatives designated as hedges of net investments	1,145	30	-
Derivative assets/(liabilities) held for risk management	109,762	182	(602)

Total OTC derivatives held for risk management	10,849	182	(602)
Total derivatives cleared by central counterparty held for risk management	98,913	-	-
Derivative assets/(liabilities) held for risk management	109,762	182	(602)

Derivatives held for trading and risk management	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
Derivatives held for trading
As at 31 December 2018
Foreign exchange derivatives
OTC derivatives	5,200,824	63,982	(63,832)
Derivatives cleared by central counterparty	72,526	163	(233)
Exchange traded derivatives	23,585	7	(7)
Foreign exchange derivatives	5,296,935	64,152	(64,072)
Interest rate derivatives
OTC derivatives	9,978,858	123,962	(119,295)
Derivatives cleared by central counterparty	15,794,162	974	(1,014)
Exchange traded derivatives	11,087,714	356	(323)
Interest rate derivatives	36,860,734	125,292	(120,632)
Credit derivatives
OTC derivatives	386,508	6,575	(5,239)
Derivatives cleared by central counterparty	372,567	4,180	(4,280)
Credit derivatives	759,075	10,755	(9,519)
Equity and stock index derivatives
OTC derivatives	190,496	9,711	(11,830)
Exchange traded derivatives	692,435	11,171	(12,066)
Equity and stock index derivatives	882,931	20,882	(23,896)
Commodity derivatives
OTC derivatives	9,756	521	(408)
Exchange traded derivatives	111,227	920	(1,000)
Commodity derivatives	120,983	1,441	(1,408)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Total OTC derivatives held for trading	15,766,442	204,751	(200,604)
Total derivatives cleared by central counterparty held for trading	16,239,255	5,317	(5,527)
Total exchange traded derivatives held for trading	11,914,961	12,454	(13,396)
Derivatives with subsidiaries held for trading	-	-	-
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC interest rate derivatives	2,622	18	(7)
Interest rate derivatives cleared by central counterparty	45,995	-	-
Derivatives designated as cash flow hedges	48,617	18	(7)
Derivatives designated as fair value hedges
OTC interest rate derivatives	2,598	143	(48)
Interest rate derivatives cleared by central counterparty	62,258	-	-
Derivatives designated as fair value hedges	64,856	143	(48)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	2,968	-	(10)
Derivatives designated as hedges of net investment	2,968	-	(10)
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

Total OTC derivatives held for risk management	8,188	161	(65)
Total derivatives cleared by central counterparty held for risk management	108,253	-	-
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

Hedge accounting

Hedge accounting is applied predominantly for the following risks:

▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates. Interest rate risk also includes exposure to inflation risk for certain types of investments.

▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent.

▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The Barclays Bank Group does not hedge inflation risk that arises from other activities.

In order to hedge these risks, the Barclays Bank Group uses the following hedging instruments:

▪Interest rate derivatives to swap interest rate exposures into either fixed or variable rates.

▪Currency derivatives to swap foreign currency net investment exposure to local currency.

▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates.

In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.

In some hedging relationships, the Barclays Bank Group designates risk components of hedged items as follows:

▪Benchmark interest rate risk as a component of interest rate risk, such as the LIBOR or Risk Free Rate (RFR) component.

▪Inflation risk as a contractually specified component of a debt instrument.

▪Spot exchange rate risk for foreign currency financial assets or financial liabilities.

▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument.

Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship. LIBOR is considered the predominant interest rate risk and therefore the hedged items change in fair value on a fully proportionate basis with reference to this risk.

In respect of many of the Barclays Bank Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Barclays Bank Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-designated and is replaced with a different hedge accounting relationship.

Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Bank Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.

The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.

Sources of ineffectiveness include the following:

▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences.

▪Changes in credit risk of the hedging instruments.

▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument.

▪Cash flow hedges using external swaps with non-zero fair values.

▪The effects of the forthcoming reforms to IBOR, because these might take effect at a different time and have a different impact on hedged items and hedging instruments

Interest Rate Benchmark Reform

Following the financial crisis, the reform and replacement of benchmark interest rates such as IBOR has become a priority for global regulators. Since the changes are market driven, there is currently some uncertainty around the timing and precise nature of these changes.

The Barclays Bank Group’s risk exposure is directly affected by interest rate benchmark reform, across both its cash flow hedge accounting activities; where IBOR-linked derivatives are designated as a cash flow hedge of IBOR-linked cash flows, and its fair value hedge accounting activities; where IBOR-linked derivatives are designated as a fair value hedge of fixed interest rate assets and liabilities.

The Barclays Bank Group’s risk exposure is predominately to GBP, USD, EUR, JPY and AUD LIBOR with the vast majority concentrated in derivatives within the Corporate and Investment Bank. Some additional exposure resides on floating rate loans and advances and debt securities held and issued within the Corporate and Investment Bank. Approaches to transition will vary product by product, and counterparty by counterparty. Barclays expected derivative contracts facing central clearing counterparties to follow a market-wide, standardised approach to reform. Whereas bilateral derivative agreements, loan agreements and other cash securities to largely be negotiated bilaterally with the counterparty.

There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months), and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are typically ‘backward-looking’ rates, as they are based upon overnight rates from actual transactions, and are therefore published at the end of the overnight borrowing period. Furthermore, IBORs include a credit spread over the RFR. Therefore, to transition existing contracts and agreements to RFR, adjustments for term and credit differences may need to be applied to RFR-linked rates to enable the two benchmarks to be economically equivalent upon transition. The methodologies for determining these adjustments are undergoing in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants.

Barclays has established a Group-wide LIBOR Transition Programme, with oversight from the Barclays Group Finance Director and with cross-business line and functions-support governance. The Transition Programme follows a risk management approach, based upon recognised ‘change delivery’ control standards, to drive strategic execution, and identify, manage and resolve key risks and issues as they arise. Accountable Executives are in place within key working groups, with overall Board oversight delegated to the Barclays PLC Board Risk Committee and the Barclays PLC Group Finance Director. Barclays performs a prominent stewardship role to drive orderly transition via our representation on official sector and industry working groups across all major jurisdictions and product classes. The Barclays Bank Group is actively engaging with the counterparties to include appropriate fallback provisions in its floating rate assets and liabilities with maturities after 2021, when most IBORs are expected to cease to exist. We expect that the hedging instruments will be modified by the amendments to the 2006 ISDA definitions that will include fallback provisions for when the existing IBORs are permanently discontinued. Additionally, the Barclays Group Finance Director is Chair of the UK’s ‘Working Group on Sterling Risk-Free Reference Rates’, whose mandate is to catalyse a broad-based transition to using SONIA (‘Sterling Overnight Index Average’) as the primary sterling interest rate benchmark in bond, loan and derivatives markets. Further, hedge accounting specific impacts of IBOR reform are expected as transition progresses, with impact on financial reporting becoming clearer following anticipated completion of Phase 2 of the IASB’s IBOR Reform project.

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2019:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	23,911	24,339
USD LIBOR / Effective Federal Funds Rate (EFFR)	Secured Overnight Financing Rate (SOFR)	38,667	37,911
JPY LIBOR	Tokyo Overnight Average (TONA)	1,567	1,511
AUD LIBOR	Bank Bill Swap Rate (BBSW) / Overnight Cash Rate (AONIA)	1,183	1,183
All Other IBORs	Various Other RFRs	1,281	1,102
Total IBOR Notionals		66,609	66,046

The Barclays Bank Group’s exposure risk management also includes the use of the Euro Interbank Offered Rate (‘EURIBOR’). The calculation methodology of EURIBOR changed during 2019. In July 2019, the Belgian Financial Services and Markets Authority granted authorisation with respect to EURIBOR under the European Union Benchmarks Regulation. This allows market participants to continue to use EURIBOR after 1 January 2020 for both existing and new contracts. The Barclays Bank Group expects that EURIBOR will continue to exist as a benchmark rate for the foreseeable future. The Barclays Bank Group does not anticipate changing the hedged risk to a different benchmark. For these reasons, the Barclays Bank Group does not consider its fair value or cash flow hedges of the EURIBOR benchmark interest rate to be directly affected by interest rate benchmark reform at 31 December 2019.

Amount, timing and uncertainty of future cash flows

The following table shows the hedging instruments which are carried on the Barclays Bank’s balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Fair value	Interest rate risk	111	(104)	-	55,691	(786)	33,805
	Inflation risk	13	(497)	-	7,247	(92)	5,345
Cash flow	Interest rate risk	24	(1)	-	44,421	816	26,896
	Inflation risk	4	-	-	1,258	31	-
Net investment	Foreign exchange risk	30	-	(8,076)	9,221	(282)	-
Total Hedging Instruments		182	(602)	(8,076)	117,838	(313)	66,046

As at 31 December 2018
Fair value	Interest rate risk	125	(44)	-	61,331	(329)	n/a
	Inflation risk	18	(4)	-	3,525	29	n/a
Cash flow	Interest rate risk	18	(7)	-	48,617	(248)	n/a
Net investment	Foreign exchange risk	-	(10)	(12,332)	15,300	(745)	n/a
Total Hedging Instruments		161	(65)	(12,332)	128,773	(1,293)	n/a

Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2019
Assets
Loans and advances at amortised cost
- Interest rate risk	1,083	91	24	36	(1)
- Inflation risk	525	325	-	3	-
Financial assets at fair value through other comprehensive income
- Interest rate risk	21,243	734	467	1,699	(15)
- Inflation risk	7,146	94	-	118	(13)
Debt securities classified as amortised cost
- Interest rate risk	600	-	-	-	-
- Inflation risk	2,258	(41)	-	(41)	1
Liabilities
Debt securities in issue
- Interest rate risk	(32,304)	(782)	(460)	(938)	27
Total Hedged Items	551	421	31	877	(1)

2018
Assets
Loans and advances at amortised cost
- Interest rate risk	924	63	54	(236)	(84)
- Inflation risk	512	312	-	2	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	26,340	392	-	(75)	20
- Inflation risk	2,907	(21)	-	(50)	(18)
Liabilities
Debt securities in issue
- Interest rate risk	(32,508)	(295)	(317)	590	14
Total Hedged Items	(1,825)	451	(263)	231	(69)

Note

a Hedge ineffectiveness is recognised in net interest income.

For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2019
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	(826)	(142)	-	(366)	-	(802)	(10)
Cash flow hedge of inflation risk
Debt securities classified as amortised cost	(28)	(26)	-	-	-	(26)	3
Total cash flow hedges	(854)	(168)	-	(366)	-	(828)	(7)
Hedge of net investment in foreign operations
USD foreign operations	209	-	1,092	-	-	209	-
EUR foreign operations	70	-	(1)	-	15	70	-
Other foreign operations	3	-	1	-	217	3	-
Total foreign operations	282	-	1,092	-	232	282	-

2018
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	191	61	-	88	-	189	(57)
Total cash flow hedges	191	61	-	88	-	189	(57)
Hedge of net investment in foreign operations
USD foreign operations	719	-	1,646	-	-	719	-
EUR foreign operations	-	-	-	-	86	-	-
Other foreign operations	25	-	(3)	-	239	25	(1)
Total foreign operations	744	-	1,643	-	325	744	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:
	2020	2021	2022	2023	2024	2025 and later
As at 31 December 2019	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of interest rate risk
Notional amount	52,734	42,100	34,228	28,698	22,077	19,754
Fair value hedges of inflation risk
Notional amount	6,360	5,204	4,495	3,524	3,021	2,009

For Barclays Bank Group, there are 876 (2018: 975) interest rate risk fair value hedges with an average fixed rate of 1.6% (2018: 2.3%) across the relationships and 82 (2018: 44) inflation risk fair value hedges with an average rate of 0.8% (2018: 1.0%) across the relationships.

The Barclays Bank Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2019
Barclays Bank Group
Forecast receivable cash flows	1,870	365	335	320	309	259	282

2018
Barclays Bank Group
Forecast receivable cash flows	2,526	562	592	477	356	255	284

The maximum length of time over which the Barclays Bank Group hedges exposure to the variability in future cash flows for forecast transactions, excluding those forecast transactions related to the payment of variable interest on existing financial instruments is 10 years (2018: 10 years).

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:
Barclays Bank Group	2019		2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	105	36	213	-
Hedge of net investment in foreign operations
Recycled to other income	-	(15)	-	(41)

A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:
	2019		2018
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Barclays Bank Group
Balance on 1 January	(123)	3,928	184	3,084
Currency translation movements	(5)	(771)	(8)	803
Hedging gains/(losses) for the year	828	240	(189)	-
Amounts reclassified in relation to cash flows affecting profit or loss	(141)	(15)	(213)	41
Tax	(171)	-	103	-
Balance on 31 December	388	3,382	(123)	3,928